Exploration and evaluation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, beginning balance	$ 721	$ 668
Additions	84	99
Amortisation of licence acquisition costs	(5)	(8)
Expensed	(4)	(9)
Transferred exploration and evaluation	(6)	(29)
Carrying amount, ending balance	790	721
Exploration commitments	27	14
Asia Pacific
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, beginning balance	571	568
Additions	17	17
Amortisation of licence acquisition costs	0	0
Expensed	0	(3)
Transferred exploration and evaluation	(6)	(11)
Carrying amount, ending balance	582	571
Exploration commitments	3	4
Americas
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, beginning balance	149	76
Additions	67	81
Amortisation of licence acquisition costs	(5)	(8)
Expensed	(4)	0
Transferred exploration and evaluation	0	0
Carrying amount, ending balance	207	149
Exploration commitments	15	0
Africa
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, beginning balance	1	24
Additions	0	1
Amortisation of licence acquisition costs	0	0
Expensed	0	(6)
Transferred exploration and evaluation	0	(18)
Carrying amount, ending balance	1	1
Exploration commitments	$ 9	$ 10